Debt (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014 aircraft	Nov. 30, 2014	Dec. 31, 2013	May 14, 2014	Sep. 29, 2014	Mar. 11, 2014	Jan. 28, 2014	Oct. 09, 2012
Debt
Debt outstanding	$ 23,276,335,000
AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Maximum amount of credit facility		550,000,000
Secured debt financing
Debt
Number of aircraft pledged as collateral	464
Collateral amount	11,800,000,000
Debt outstanding	7,600,000,000
Secured debt financing | Predecessor
Debt
Collateral amount			14,661,369,000
Debt outstanding			8,207,849,000
Secured debt financing | AeroTurbine Revolving Credit Facility
Debt
Debt outstanding	302,142,000
Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Amount outstanding under the facility	302,100,000
Maximum amount of credit facility		550,000,000
Secured debt financing | AeroTurbine Revolving Credit Facility | Predecessor | AeroTurbine
Debt
Amount outstanding under the facility			380,500,000
Maximum amount of credit facility			430,000,000
Unsecured debt financing
Debt
Debt outstanding	14,600,000,000
Unsecured debt financing | Acquisition Notes | Joint debt issuance | AerCap Ireland Capital Limited
Debt
Face amount of debt				2,600,000,000
Unsecured debt financing | 5% senior notes due October 2021 | Joint debt issuance | AerCap Ireland Capital Limited
Debt
Face amount of debt					800,000,000
Unsecured debt financing | 2012 Credit Facility | Predecessor
Debt
Maximum amount of credit facility						$ 2,300,000,000	$ 2,300,000,000	$ 2,300,000,000